Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	Sep. 30, 2018 $ / shares	Sep. 30, 2018 EUR (€) € / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) € / shares
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 79.7		€ 73.8
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 73.8		€ 73.8
Shares held in escrow as a result of indemnification asset | shares		6,964,417
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)	$ 20.26	€ 17.42	$ 16.91	€ 14.13
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 5.9
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Liabilities to customers for which the seller has provided an indemnity		€ 0.5